LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Legal Settlements Acquisition And Restructuring Expenses And Impairment [Abstract]
Legal settlements	$ (1)	$ 221	$ 18	$ 217
Impairment of long-lived assets	8	3	95	14
Restructuring expenses	48	48	91	70
Total	$ 55	$ 272	$ 204	$ 301